Fully Benefit-Responsive Investment Contracts (Details - Investment contracts) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	$ 230,842,893	$ 254,897,683
EBP, Traditional Guaranteed Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	69,214,823	112,221,098
EBP, Synthetic Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	$ 161,628,070	$ 142,676,585